Consolidated Statements Of Changes In Equity (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Common Stock [Member]	Contributed Capital [Member]	Reinvested Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Deferred Compensation-ESOPs And Other [Member]	Noncontrolling Interest [Member]	Total
Balance at beginning of year at Dec. 31, 2008 (Previously Reported [Member])				$ (1,912)
Balance at beginning of year at Dec. 31, 2008	297	40,291	7,676	(1,912)	(4,839)	79	37,199
Balance at beginning of year, shares at Dec. 31, 2008	2,967,610				(127,090)
Net income attributable to Verizon			4,894					4,894
Dividends declared			(5,310)
Spin-off of local exchange businesses and related landline activities (Note 2) (Restatement Adjustment [Member])
Foreign currency translation adjustments				78
Unrealized gains on cash flow hedges				87
Unrealized gains (losses) on marketable securities				87
Defined benefit pension and postretirement plans				288
Other comprehensive income				540				643
Other		(183)			(166)
Other					(5,000)
Shares distributed
Employee plans					5
Employee plans, shares					142
Shareowner plans, shares					6
Amortization						10
Net income attributable to noncontrolling interest							6,707	6,707
Other comprehensive income (loss)							103
Total comprehensive income							6,810	(6,810)
Distributions and other							(1,248)
Balance at end of year at Dec. 31, 2009 (Previously Reported [Member])				(1,372)
Balance at end of year at Dec. 31, 2009	297	40,108	7,260	(1,349)	(5,000)	89	42,761	84,143
Balance at end of year, shares at Dec. 31, 2009	2,967,610				(131,942)
Access line spin-off		(2,184)
Net income attributable to Verizon			2,549					2,549
Dividends declared			(5,441)
Spin-off of local exchange businesses and related landline activities (Note 2) (Restatement Adjustment [Member])				23
Foreign currency translation adjustments				(171)
Unrealized gains on cash flow hedges				89
Unrealized gains (losses) on marketable securities				29
Defined benefit pension and postretirement plans				2,451				2,500
Other comprehensive income				2,398				2,363
Other		(2)			(280)
Other					(9,000)
Shares distributed
Employee plans					13
Employee plans, shares					347
Shareowner plans, shares					8
Restricted stock equity grant						97
Amortization						14
Net income attributable to noncontrolling interest							7,668	7,668
Other comprehensive income (loss)							(35)
Total comprehensive income							7,633	(7,633)
Distributions and other							(2,051)
Balance at end of year at Dec. 31, 2010 (Previously Reported [Member])				1,049
Balance at end of year at Dec. 31, 2010	297	37,922	4,368	1,049	(5,267)	200	48,343	86,912
Balance at end of year, shares at Dec. 31, 2010	2,967,610				(140,587)
Net income attributable to Verizon			2,404					2,404
Dividends declared			(5,593)
Foreign currency translation adjustments				(119)
Unrealized gains on cash flow hedges				30
Unrealized gains (losses) on marketable securities				(7)
Defined benefit pension and postretirement plans				316				300
Other comprehensive income				220				221
Other		(3)
Shares distributed
Employee plans					265
Employee plans, shares					6,982
Shareowner plans, shares					11
Restricted stock equity grant						146
Amortization						(38)
Net income attributable to noncontrolling interest							7,794	7,794
Other comprehensive income (loss)							1
Total comprehensive income							7,795	(7,795)
Distributions and other							(6,200)
Balance at end of year at Dec. 31, 2011	$ 297	$ 37,919	$ 1,179	$ 1,269	$ (5,002)	$ 308	$ 49,938	$ 85,908
Balance at end of year, shares at Dec. 31, 2011	2,967,610				(133,594)